CERTIFICATION OF
                     STRONG VARIABLE INSURANCE FUNDS, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                            STRONG DISCOVERY FUND II
                       STRONG INTERNATIONAL STOCK FUND II
                         STRONG MID CAP GROWTH FUND II
                          STRONG SCHAFER VALUE FUND II

STRONG VARIABLE INSURANCE FUNDS, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Discovery Fund II, Strong International Stock Fund II, Strong Mid Cap Growth Fund II, and Strong Schafer Value Fund II's Prospectuses and Statements of Additional Information each dated May 1, 1999 filed by the Registrant pursuant to Post-Effective Amendment No. 19 (File No. 33-45321; 811-6553), which was filed with the Securities and Exchange Commission on April 29, 1999 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of Strong Discovery Fund II, Strong International Stock Fund II, Strong Mid Cap Growth Fund II, and Strong Schafer Value Fund II's Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.     The text of the Post-Effective Amendment has been filed electronically.

                         STRONG VARIABLE INSURANCE FUNDS, INC.


                         /S/ JOHN S. WEITZER
                         By:     John S. Weitzer
                         Title:     Vice President

Dated: May 5, 1999

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